Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Oct. 26, 2018	Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Exchange rate translation | (per share)		₪ 3.748	$ 1
Rate of decrease in CPI		1.20%	1.20%	0.30%	0.30%
Ownership interests, description				The Company held approximately 44.9% of PC share capital; DK holds approximately 26.3% of PC share capital and the rest is widely spread by the public. The Company's management was of the opinion that based on the absolute size of its holdings, the relative size of the other shareholdings and due to the fact that PC's directors are appointed by normal majority of PC's General Meeting, it had a sufficiently dominant voting interest to meet the power criterion, therefore the Company had de facto control over PC.	The Company held approximately 44.9% of PC share capital; DK holds approximately 26.3% of PC share capital and the rest is widely spread by the public. The Company's management was of the opinion that based on the absolute size of its holdings, the relative size of the other shareholdings and due to the fact that PC's directors are appointed by normal majority of PC's General Meeting, it had a sufficiently dominant voting interest to meet the power criterion, therefore the Company had de facto control over PC.
Initial public offering, description	On October 26, 2018 Gamida completed initial public offering (IPO) and for the listing of its shares in Nasdaq. After the issuance the Company (through its subsidiary) holds approximately 7% (5% on fully diluted basis) in Gamida. The Company's shares in Gamida are restricted for offer, sale, pledge etc for a period of 180 days from the issuance date ("Lock-up Period"). Therefore the fair value of the Company's investment in Gamida takes into account the effect of the lock-up period.
Examination of significant influence, description		An affiliated company is an entity in which the Group has significant influence. Significant influence is the ability to participate in making decisions relating to the financial and operating policy of the affiliated company, which does not constitute a control over the decision making. Significant influence exists, as a rule, when the Group holds 20% or more of the voting power of the investee (unless it can be clearly demonstrated that this is not the case). Significant influence also exists where the Group's holding in the associate is less than 20%, provided that such influence is clearly demonstrated.	An affiliated company is an entity in which the Group has significant influence. Significant influence is the ability to participate in making decisions relating to the financial and operating policy of the affiliated company, which does not constitute a control over the decision making. Significant influence exists, as a rule, when the Group holds 20% or more of the voting power of the investee (unless it can be clearly demonstrated that this is not the case). Significant influence also exists where the Group's holding in the associate is less than 20%, provided that such influence is clearly demonstrated.